UNSECURED DEBT AND RELATED DERIVATIVES - 2025 term loan (Details) $ in Thousands, $ in Millions		12 Months Ended
	Sep. 15, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 15, 2022 CAD ($)
Unsecured debentures and term loans, net
Proceeds from term loan		$ 527,441	$ 0
2025 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan	$ 400.0
Deferred financing costs				$ 700